UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $163,213 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABAXIS INC                     COM              002567105      444    19166 SH       SOLE                    19166
ALEXCO RESOURCE CORP           COM              01535P106      399    95100 SH       SOLE                    95100
AMAG PHARMACEUTICALS INC       COM              00163U106     9109   225306 SH       SOLE                   225306
ANIXTER INTL INC               COM              035290105    15496   241973 SH       SOLE                   241973
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205     9633   175150 SH       SOLE                   175150
BANRO CORP                     COM              066800103     2452   299100 SH       SOLE                   299100
BARCLAYS BK PLC                IP MSCI IND 36   06739F291     1647    25000 SH       SOLE                    25000
CAPITALSOURCE INC              COM              14055X102     1209   125000 SH       SOLE                   125000
CF INDS HLDGS INC              COM              125269100      201      173 SH  PUT  SOLE                      173
CF INDS HLDGS INC              COM              125269100      418      550 SH  PUT  SOLE                      550
COMMERCIAL METALS CO           COM              201723103     2673    89200 SH       SOLE                    89200
DYNEGY INC DEL                 CL A             26817G102      268     4471 SH  CALL SOLE                     4471
DYNEGY INC DEL                 CL A             26817G102    14507  1838600 SH       SOLE                  1838600
GOOGLE INC                     CL A             38259P508     3876     8800 SH       SOLE                     8800
HAYNES INTERNATIONAL INC       COM NEW          420877201     5830   106236 SH       SOLE                   106236
INDIA FD INC                   COM              454089103     5489   120700 SH       SOLE                   120700
MBIA INC                       COM              55262C100      715    58500 SH       SOLE                    58500
METABOLIX INC                  COM              591018809     1559   142400 SH       SOLE                   142400
MICRUS ENDOVASCULAR CORP       COM              59518V102     1416   114600 SH       SOLE                   114600
MSC SOFTWARE CORP              COM              553531104     1998   153800 SH       SOLE                        0
MSC SOFTWARE CORP              COM              553531104    12025   925691 SH       SOLE                   925691
OPENWAVE SYS INC               COM NEW          683718308     3271  1335000 SH       SOLE                  1335000
PACIFIC RIM MNG CORP           COM NEW          694915208      971   866400 SH       SOLE                   866400
PHASE FORWARD INC              COM              71721R406     8431   493626 SH       SOLE                   493626
PLATINUM GROUP METALS LTD      COM NEW          72765Q205     1316   450000 SH       SOLE                   450000
RELIANCE STEEL & ALUMINUM CO   COM              759509102    11176   186700 SH       SOLE                   186700
RETAIL HOLDRS TR               DEP RCPT         76127U101      917    10000 SH       SOLE                    10000
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     5465   273273 SH       SOLE                   273273
SYNGENTA AG                    SPONSORED ADR    87160A100     2926    50000 SH       SOLE                    50000
TARRAGON CORP                  COM              876287103     3208  1492052 SH       SOLE                  1492052
TASEKO MINES LTD               COM              876511106     2237   438700 SH       SOLE                   438700
TEEKAY CORPORATION             COM              Y8564W103     2166    51000 SH       SOLE                    51000
TRANSALTA CORP                 COM              89346D107     9659   310400 SH       SOLE                   310400
TRANSOCEAN INC NEW             SHS              G90073100     5771    42685 SH       SOLE                    42685
TRIZETTO GROUP INC             COM              896882107     8195   491033 SH       SOLE                   491033
URANIUM ENERGY CORP            COM              916896103     1712   609199 SH       SOLE                   609199
URANIUM ENERGY CORP            COM              916896103       44   200000 SH       SOLE                   200000
URANIUM ENERGY CORP            COM              916896103      562   200000 SH       SOLE                   200000
VERTEX PHARMACEUTICALS INC     COM              92532F100     3822   160000 SH       SOLE                   160000